Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
FIXED INCOME SECURITIES (96.2%)
Albania (0.2%)
Sovereign (0.2%)
Albania Government International Bond,
3.50%, 10/9/25	EUR	324	$332

Argentina (1.1%)
Sovereign (0.7%)
Provincia de Cordoba,
6.88%, 12/10/25		$1,293	1,103

Sovereign (0.4%)
Argentine Republic Government International Bond,
3.50%, 7/9/41 (a)		1,720	490
Province of Salta Argentina,
8.50%, 12/1/27		152	125
			615
			1,718
Armenia (0.4%)
Corporate Bond (0.4%)
Ardshinbank CJSC Via Dilijan Finance BV,
6.50%, 1/28/25		670	653

Azerbaijan (0.5%)
Sovereign (0.5%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32		808	691

Bahrain (1.5%)
Sovereign (1.5%)
Bahrain Government International Bond,
5.45%, 9/16/32		1,720	1,539
5.63%, 5/18/34		340	298
7.50%, 9/20/47		420	381
			2,218
Barbados (1.4%)
Sovereign (1.4%)
Barbados Government International Bond,
6.50%, 10/1/29		2,210	2,063

Benin (2.0%)
Sovereign (2.0%)
Benin Government International Bond,
4.88%, 1/19/32		400	328
4.95%, 1/22/35		2,345	1,756
6.88%, 1/19/52		1,207	911
			2,995

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Bolivia (0.1%)
Sovereign (0.1%)
Bolivian Government International Bond,
5.95%, 8/22/23	$207	176

Brazil (4.1%)
Corporate Bonds (3.3%)
Coruripe Netherlands BV,
10.00%, 2/10/27	1,230	867
Gol Finance SA,
8.00%, 6/30/26	1,000	503
Guara Norte Sarl,
5.20%, 6/15/34	911	785
Hidrovias International Finance Sarl,
4.95%, 2/8/31	1,000	706
MC Brazil Downstream Trading Sarl,
7.25%, 6/30/31	957	753
MV24 Capital BV,
6.75%, 6/1/34	862	795
Natura &Co Luxembourg Holdings Sarl,
6.00%, 4/19/29 (b)	500	434
Suzano Austria GmbH,
3.75%, 1/15/31	225	196
		5,039
Sovereign (0.8%)
Brazilian Government International Bond,
3.88%, 6/12/30	590	530
5.00%, 1/27/45	800	630
		1,160
		6,199
Burkina Faso (0.7%)
Corporate Bond (0.7%)
Endeavour Mining PLC,
5.00%, 10/14/26	1,280	1,077

Chile (2.7%)
Corporate Bonds (2.1%)
AES Andes SA,
7.13%, 3/26/79	459	439
Latam Airlines Group SA,
13.38%, 10/15/27 (b)	720	749
Liberty Latin America Ltd.,
2.00%, 7/15/24	1,208	1,118
VTR Comunicaciones SpA,
4.38%, 4/15/29	622	378
5.13%, 1/15/28	808	500
		3,184

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Sovereign (0.6%)
Chile Government International Bond,
2.45%, 1/31/31	800	692
3.50%, 1/25/50	300	225
		917
		4,101
China (2.7%)
Corporate Bonds (1.0%)
KWG Group Holdings Ltd.,
7.88%, 8/30/24	430	151
Meituan,
0.00%, 4/27/27	900	789
Shimao Group Holdings Ltd.,
5.60%, 7/15/26	970	143
Sunac China Holdings Ltd.,
8.35%, 4/19/23 (c)(d)	1,080	262
Times China Holdings Ltd.,
5.55%, 6/4/24 (c)(d)	480	77
6.75%, 7/16/23 (c)(d)	410	63
		1,485
Sovereign (1.7%)
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42	970	946
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (b)	1,770	1,619
		2,565
		4,050
Colombia (0.8%)
Corporate Bonds (0.8%)
Aris Mining Corp.,
6.88%, 8/9/26	900	737
Canacol Energy Ltd.,
5.75%, 11/24/28	627	507
		1,244
Costa Rica (0.4%)
Corporate Bond (0.4%)
Liberty Costa Rica Senior Secured Finance,
10.88%, 1/15/31 (b)	630	593

Dominican Republic (1.9%)
Sovereign (1.9%)
Dominican Republic International Bond,
4.88%, 9/23/32 (b)	400	341
4.88%, 9/23/32	500	426
5.88%, 1/30/60	800	614
6.85%, 1/27/45 (b)	900	807
7.45%, 4/30/44 (b)	800	772
		2,960

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Ecuador (0.6%)
Sovereign (0.6%)
Ecuador Government International Bond,
1.50%, 7/31/40 (a)	522	158
2.50%, 7/31/35 (a)(b)	500	169
2.50%, 7/31/35 (a)	550	185
5.50%, 7/31/30 (a)(b)	600	282
5.50%, 7/31/30 (a)	200	94
		888
Egypt (2.9%)
Sovereign (2.9%)
Egypt Government International Bond,
4.75%, 4/16/26	480	385
5.75%, 5/29/24	850	772
6.38%, 4/11/31 (b)	800	521
6.88%, 4/30/40	121	67
7.50%, 2/16/61 (b)	1,030	560
7.90%, 2/21/48 (b)	490	273
8.15%, 11/20/59 (b)	2,000	1,119
8.88%, 5/29/50 (b)	430	255
8.88%, 5/29/50	390	231
Egyptian Financial Co. for Sovereign Taskeek,
10.88%, 2/28/26 (b)	201	185
		4,368
El Salvador (0.5%)
Sovereign (0.5%)
El Salvador Government International Bond,
5.88%, 1/30/25	138	108
6.38%, 1/18/27	1,207	680
		788
Ethiopia (0.9%)
Sovereign (0.9%)
Ethiopia International Bond,
6.63%, 12/11/24	2,030	1,431

Gabon (0.2%)
Sovereign (0.2%)
Gabon Government International Bond,
6.95%, 6/16/25 (b)	400	373

Georgia (0.3%)
Corporate Bond (0.3%)
TBC Bank JSC,
10.78%, 10/3/24	540	513

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Ghana (1.6%)
Corporate Bonds (1.2%)
Puma International Financing SA,
5.13%, 10/6/24	1,150	1,098
Tullow Oil PLC,
10.25%, 5/15/26	910	702
		1,800
Sovereign (0.4%)
Ghana Government International Bond,
8.63%, 6/16/49	1,800	606
		2,406
Guatemala (0.8%)
Sovereign (0.8%)
Guatemala Government Bond,
3.70%, 10/7/33	600	503
4.65%, 10/7/41 (b)	400	329
6.13%, 6/1/50 (b)	380	361
		1,193
Honduras (1.3%)
Sovereign (1.3%)
Honduras Government International Bond,
5.63%, 6/24/30	635	504
6.25%, 1/19/27	1,602	1,433
		1,937
Hungary (2.2%)
Corporate Bond (0.5%)
OTP Bank Nyrt,
8.75%, 5/15/33	810	775

Sovereign (1.7%)
Hungary Government International Bond,
5.38%, 3/25/24	208	208
6.25%, 9/22/32 (b)	1,770	1,809
7.63%, 3/29/41	454	512
		2,529
		3,304
India (1.9%)
Corporate Bonds (1.0%)
JSW Infrastructure Ltd.,
4.95%, 1/21/29	1,130	954
Vedanta Resources Finance II PLC,
13.88%, 1/21/24	800	641
		1,595

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Sovereign (0.9%)
Export-Import Bank of India,
3.25%, 1/15/30	600	528
5.50%, 1/18/33 (b)	790	790
		1,318
		2,913
Indonesia (4.6%)
Corporate Bonds (1.2%)
Alam Sutera Realty Tbk PT,
6.50% Cash, 4.50% PIK, 11/2/25 (e)	1,030	866
Minejesa Capital BV,
4.63%, 8/10/30	1,113	983
		1,849
Sovereign (3.4%)
Indonesia Government International Bond,
3.85%, 7/18/27	450	439
4.65%, 9/20/32	2,530	2,525
5.13%, 1/15/45 (b)	800	788
Pertamina Persero PT,
4.30%, 5/20/23	1,500	1,496
		5,248
		7,097
Iraq (1.9%)
Sovereign (1.9%)
Iraq International Bond,
5.80%, 1/15/28	3,125	2,922

Ivory Coast (0.5%)
Sovereign (0.5%)
Ivory Coast Government International Bond,
4.88%, 1/30/32	700	580
6.63%, 3/22/48	200	151
		731
Jamaica (0.8%)
Corporate Bond (0.8%)
Digicel International Finance Ltd./Digicel international Holdings Ltd.,
8.75%, 5/25/24	$1,300	1,170

Jordan (1.1%)
Sovereign (1.1%)
Jordan Government International Bond,
7.38%, 10/10/47 (b)	950	805
7.75%, 1/15/28	800	814
		1,619
Kazakhstan (0.8%)
Sovereign (0.8%)
Kazakhstan Government International Bond,
6.50%, 7/21/45	1,100	1,149

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Kenya (2.4%)
Sovereign (2.4%)
Kenya Government International Bond,
7.25%, 2/28/28	1,224	1,007
8.00%, 5/22/32 (b)	370	301
Republic of Kenya Government International Bond,
6.30%, 1/23/34	423	300
7.00%, 5/22/27	413	351
8.00%, 5/22/32	2,130	1,735
		3,694
Kuwait (0.5%)
Sovereign (0.5%)
Kuwait International Government Bond,
3.50%, 3/20/27	720	707

Lebanon (0.2%)
Sovereign (0.2%)
Lebanon Government International Bond,
6.85%, 3/23/27 – 5/25/29 (c)(d)	3,490	232

Macedonia (2.6%)
Sovereign (2.6%)
North Macedonia Government International Bond,
1.63%, 3/10/28	1,921	1,657
6.96%, 3/13/27	2,092	2,282
		3,939
Mexico (9.5%)
Corporate Bonds (3.1%)
Banco Mercantil del Norte SA,
8.38%, 10/14/30 (f)	$254	236
BBVA Bancomer SA,
5.13%, 1/18/33	474	406
Braskem Idesa SAPI,
6.99%, 2/20/32	660	499
7.45%, 11/15/29	1,159	932
Cemex SAB de CV,
5.13%, 12/31/99 (f)	1,220	1,093
9.13%, 12/31/99 (b)	710	712
Total Play Telecomunicaciones SA de CV,
7.50%, 11/12/25	1,449	868
		4,746
Sovereign (6.4%)
Mexico Government International Bond,
5.00%, 4/27/51	549	472
Petroleos Mexicanos,
4.25%, 1/15/25	490	464
5.35%, 2/12/28	950	805
5.95%, 1/28/31	1,200	919

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

6.35%, 2/12/48	1,200	739
6.50%, 3/13/27 – 1/23/29	1,810	1,602
6.70%, 2/16/32	2,032	1,619
6.88%, 10/16/25 – 8/4/26	960	930
6.95%, 1/28/60	500	324
7.69%, 1/23/50	1,800	1,272
10.00%, 2/7/33 (b)	587	563
		9,709
		14,455
Moldova (0.5%)
Corporate Bond (0.5%)
Aragvi Finance International DAC,
8.45%, 4/29/26	1,090	765

Mongolia (0.2%)
Sovereign (0.2%)
Mongolia Government International Bond,
5.13%, 4/7/26 (b)	310	275

Morocco (0.4%)
Sovereign (0.4%)
Morocco Government International Bond,
4.00%, 12/15/50 (b)	820	561

Mozambique (0.4%)
Sovereign (0.4%)
Mozambique International Bond,
5.00%, 9/15/31 (a)	856	619

Nigeria (1.8%)
Corporate Bonds (1.1%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (b)	1,100	978
SEPLAT Energy PLC,
7.75%, 4/1/26	880	692
		1,670
Sovereign (0.7%)
Nigeria Government International Bond,
6.38%, 7/12/23	530	527
6.50%, 11/28/27 (b)	620	507
		1,034
		2,704
Oman (2.3%)
Sovereign (2.3%)
Oman Government International Bond,
6.25%, 1/25/31 (b)	1,500	1,530
6.25%, 1/25/31	1,530	1,561
6.75%, 1/17/48	500	474
		3,565

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Pakistan (0.2%)
Sovereign (0.2%)
Pakistan Government International Bond,
7.38%, 4/8/31	325	117
8.88%, 4/8/51	600	208
		325
Panama (1.9%)
Corporate Bonds (0.6%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30 (b)	500	431
Multibank, Inc.,
7.75%, 2/3/28 (b)	546	547
		978
Sovereign (1.3%)
Panama Government International Bond,
2.25%, 9/29/32	1,580	1,215
3.87%, 7/23/60	550	362
4.50%, 4/1/56	610	455
		2,032
		3,010
Paraguay (1.3%)
Corporate Bond (0.7%)
Frigorifico Concepcion SA,
7.70%, 7/21/28	1,530	1,103

Sovereign (0.6%)
Paraguay Government International Bond,
3.85%, 6/28/33	300	265
5.40%, 3/30/50 (b)	700	605
		870
		1,973
Peru (2.1%)
Corporate Bonds (1.3%)
Auna SAA,
6.50%, 11/20/25	1,840	1,508
Peru LNG Srl,
5.38%, 3/22/30	576	461
		1,969
Sovereign (0.8%)
Peruvian Government International Bond,
2.78%, 1/23/31	400	343
3.55%, 3/10/51	200	147
6.55%, 3/14/37	600	654
		1,144
		3,113

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Romania (4.7%)
Sovereign (4.7%)
Romanian Government International Bond,
1.75%, 7/13/30 (b)	420	336
1.75%, 7/13/30	131	105
2.00%, 4/14/33	420	312
2.12%, 7/16/31	593	468
2.13%, 3/7/28	632	586
3.00%, 2/27/27 (b)	866	790
3.75%, 2/7/34 (b)	830	705
4.00%, 2/14/51	1,100	771
5.00%, 9/27/26	672	729
6.13%, 1/22/44	800	767
6.63%, 9/27/29	1,395	1,549
		7,118
Senegal (0.2%)
Sovereign (0.2%)
Senegal Government International Bond,
6.25%, 5/23/33	$400	319

Serbia (2.2%)
Sovereign (2.2%)
Serbia International Bond,
1.50%, 6/26/29	1,240	1,030
2.05%, 9/23/36	432	284
2.13%, 12/1/30 (b)	400	305
2.13%, 12/1/30	1,000	761
6.25%, 5/26/28	312	316
6.50%, 9/26/33	637	634
		3,330
South Africa (1.0%)
Corporate Bonds (1.0%)
Petra Diamonds U.S. Treasury PLC,
6.07% Cash, 3.96 % PIK, 3/8/26 (e)	439	424
Sasol Financing USA LLC,
5.50%, 3/18/31	1,270	1,063
		1,487
Sri Lanka (2.6%)
Sovereign (2.6%)
Sri Lanka Government International Bond,
5.75%, 4/18/23 (c)(d)	320	108
6.20%, 5/11/27 (c)(d)	2,850	1,027
6.35%, 6/28/24 (c)(d)	200	73
6.75%, 4/18/28 (c)(d)	400	144
6.83%, 7/18/26 (c)(d)	200	74

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

6.85%, 3/14/24 – 11/3/25 (c)(d)	2,770	1,024
7.55%, 3/28/30 (c)(d)	3,340	1,202
7.85%, 3/14/29 (c)(d)	1,000	360
		4,012
Suriname (3.1%)
Sovereign (3.1%)
Suriname Government International Bond,
9.25%, 10/26/26 (c)(d)	5,314	3,868
12.88%, 12/30/23 (b)(c)(d)	1,236	921
		4,789
Tanzania, United Republic of (0.6%)
Corporate Bond (0.6%)
HTA Group Ltd.,
7.00%, 12/18/25	900	856

Turkey (1.4%)
Corporate Bonds (1.4%)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS,
9.50%, 7/10/36	1,390	1,162
Ulker Biskuvi Sanayi AS,
6.95%, 10/30/25	1,080	943
		2,105
Ukraine (1.2%)
Corporate Bonds (0.2%)
Kernel Holding SA,
6.50%, 10/17/24	200	128
6.75%, 10/27/27	219	128
NPC Ukrenergo,
6.88%, 11/9/28 (b)(c)(d)	690	119
		375
Sovereign (1.0%)
Ukraine Government International Bond,
6.75%, 6/20/28 (c)(d)	2,200	409
6.88%, 5/21/31 (c)(d)	1,500	272
7.75%, 9/1/25 (c)(d)	2,310	466
Series GDP
0.00%, 8/1/41 (c)(d)	1,570	423
		1,570
		1,945
United Arab Emirates (4.5%)
Corporate Bond (0.5%)
Shelf Drilling Holdings Ltd.,
8.88%, 11/15/24	773	768

Sovereign (4.0%)
Finance Department Government of Sharjah,
4.00%, 7/28/50	2,562	1,628
4.38%, 3/10/51	2,923	1,993
6.50%, 11/23/32 (b)	2,350	2,400
		6,021
		6,789

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Uzbekistan (1.5%)
Corporate Bonds (0.3%)
Ipoteka-Bank ATIB,
5.50%, 11/19/25	230	211
Uzbek Industrial and Construction Bank ATB,
5.75%, 12/2/24	249	231
		442
Sovereign (1.2%)
Republic of Uzbekistan International Bond,
3.70%, 11/25/30 (b)	301	242
3.90%, 10/19/31	1,000	805
5.38%, 2/20/29	900	826
		1,873
		2,315
Venezuela (0.4%)
Sovereign (0.4%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (c)(d)	15,570	681

Vietnam (1.9%)
Corporate Bond (0.7%)
Mong Duong Finance Holdings BV,
5.13%, 5/7/29	1,269	1,078

Sovereign (1.2%)
Vietnam Government International Bond,
4.80%, 11/19/24	1,900	1,862
		2,940
Zambia (1.2%)
Sovereign (1.2%)
Zambia Government International Bond,
5.38%, 9/20/22 (c)(d)	1,200	510
8.50%, 4/14/24 (c)(d)	429	196
8.50%, 4/14/24 (c)(d)	635	290
8.97%, 7/30/27 (c)(d)	1,850	826
		1,822
TOTAL FIXED INCOME SECURITIES (COST $179,294)		146,317

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

No. of Warrants
WARRANT (0.0%) (g)
Venezuela (0.0%) (g)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (h) (Cost $—)	5,450	27

Shares
Short-Term Investments (3.8%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i) (Cost $5,578)	5,577,654	5,578

	Face Amount (000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill, 4.47% 11/30/23 (j) (Cost $170)	$175,000	170
TOTAL SHORT-TERM INVESTMENTS (COST $5,748)		5,748
TOTAL INVESTMENTS (100.0%) (COST $185,042) (k)(l)(m)		152,092
OTHER ASSETS IN EXCESS OF LIABILITIES		266
NET ASSETS		$152,358

(a)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2023. Maturity date disclosed is the ultimate maturity date.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Non-income producing security; bond in default.
(d)	Issuer in bankruptcy.
(e)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(f)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2023.
(g)	Amount is less than 0.05%.
(h)	Perpetual maturity date. Date disclosed is the last expiration date.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.
(j)	Rate shown is the yield to maturity at March 31, 2023.
(k)	Securities are available for collateral in connection with an open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(m)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,968,000 and the aggregate gross unrealized depreciation is approximately $36,104,000, resulting in net unrealized depreciation of approximately $32,136,000.

PIK	Payment-in-Kind.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	1,949		$2,083	4/14/23	$(32)
Citibank NA		$477	EUR	444	4/14/23	5
Goldman Sachs International		$81	EUR	76	4/14/23	1
JPMorgan Chase Bank NA	EUR	1,159		$1,230	4/14/23	(27)
JPMorgan Chase Bank NA	EUR	420		$446	4/14/23	(10)
JPMorgan Chase Bank NA	EUR	329		$349	4/14/23	(8)
State Street Bank and Trust Co.	EUR	2,081		$2,214	4/14/23	(44)
State Street Bank and Trust Co.	EUR	96		$102	4/14/23	(2)
State Street Bank and Trust Co.	EUR	9,010		$9,585	4/14/23	(192)
State Street Bank and Trust Co.	EUR	1,189		$1,264	4/14/23	(25)
						$(334)

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Ultra Note (United States)	123	Jun-23		$12,300	$14,900	$527
U.S. Treasury 5 yr. Note (United States)	30	Jun-23		3,000	3,285	70
U.S. Treasury Long Bond (United States)	28	Jun-23		2,800	3,673	167
U.S. Treasury Ultra Bond (United States)	120	Jun-23		12,000	16,935	806

Short:
German Euro-Bobl Index (Germany)	40	Jun-23	EUR	(4,000)	(5,114)	(123)
German Euro-Bund Index (Germany)	43	Jun-23		(4,300)	(6,335)	(231)
Euro-Buxl 30 yr. Bond (Germany)	2	Jun-23		(200)	(306)	(17)
U.S. Treasury 10 yr. Note (United States)	7	Jun-23		$(700)	(804)	(2)
U.S. Treasury 2 yr. Note (United States)	14	Jun-23		(2,800)	(2,890)	(36)
						$1,161

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 31, 2023:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)

Goldman Sachs International
Vietnam Government International Bonds	NR	Buy	1.00%	Quarterly	6/20/28	$9,099	$(130)	$(152)	$22
Morgan Stanley & Co. LLC
Mexico Government International Bonds	NR	Buy	1.00%	Quarterly	6/20/28	3,414	29	64	(35)
							$101	$88	$(13)

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	70.3%
Corporate Bonds	25.9
Other**	3.8
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open long/short futures contracts with a value of approximately $54,242,000 and net unrealized appreciation of approximately $1,161,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $334,000. Also does not include an open swap agreement with total unrealized depreciation of approximately $13.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments ▪ March 31, 2023 (unaudited)

The continued conflict between Russia and Ukraine resulted in many countries, including the U.S., imposing economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy and currency, and on investments and companies economically tied to Russia and Ukraine and certain other neighboring countries. Russia in turn imposed its own restrictions against investors and countries outside Russia. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the conflict on the global economy. The escalation or continuation of the conflict between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. This conflict could continue to have an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers, markets or economies. The duration and extent of the economic impacts resulting from the military conflict with Russia and the related sanctions is uncertain at this time.

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$39,319	$—	$39,319
Sovereign	—	106,626	—	106,626
Total Fixed Income Securities	—	145,945	—	145,945
Warrants	—	27	—	27
Short-Term Investments
Investment Company	5,578	—	—	5,578
Sovereign	—	372	—	372
U.S. Treasury Security	—	170	—	170
Total Short-Term Investments	5,578	542	—	6,120
Foreign Currency Forward Exchange Contracts	—	6	—	6
Futures Contracts	1,570	—	—	1,570
Credit Default Swap Agreement	—	22	—	22
Total Assets	7,148	146,542	—	153,690
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(340)	—	(340)
Futures Contracts	(409)	—	—	(409)
Credit Default Swap Agreement	—	(35)	—	(35)
Total Liabilities	(409)	(375)	—	(784)
Total	$6,739	$146,167	$—	$152,906

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.